Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 5,828	$ 16,849	$ 60,578	$ 32,262	$ 24,612
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	12,769	8,508	12,034	3,975	1,517
Deferred taxes	(3,808)	(1,074)	(8,129)	(2,121)	(6,831)
Excess tax benefit from stock-based compensation	(23,592)	(901)	(323)	(4,182)	0
Stock-based compensation	52,143	7,347	10,887	9,156	8,975
Provision for doubtful accounts	411	411	664	736	42
Provision for inventory obsolescence	2,849	4,002	4,081	1,955	760
Net loss on disposals of fixed assets and other	1,608	994	1,224	57	127
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	27,695	23,462	(43,117)	(53,508)	(19,565)
Inventories	(7,869)	(47,714)	(55,664)	(43,718)	(12,737)
Prepaid expenses and other assets	(25,842)	(15,085)	(15,355)	(8,510)	(8,381)
Accounts payable and accrued liabilities	11,325	25,194	135,197	67,802	24,916
Deferred revenue	215	(1,846)	400	4,462	1,794
Net cash provided by operating activities	53,732	20,147	102,477	8,366	15,229
Investing activities:
Purchase of property and equipment	(22,854)	(14,578)	(18,325)	(17,795)	(1,954)
Proceeds from sale of property and equipment	288	0	0	0	0
Net cash used in acquisitions	(3,200)	0	(2,912)	0	(7,955)
Net cash used in investing activities	(25,766)	(14,578)	(21,237)	(17,795)	(9,909)
Financing activities:
Net proceeds from initial public offering	200,784	0	0	0	0
Proceeds from issuance of common stock	3,364	200	527	2,762	11
Proceeds from issuance of debt and revolving credit facility	0	20,000	30,000	139,389	0
Proceeds from issuance of Series A preferred stock, net of issuance costs	0	0	0	0	19,663
Excess tax benefit from stock-based compensation	23,592	901	323	4,182	0
Payment of debt issuance costs and deferred public offering costs	(4,447)	(1,026)	(1,165)	(1,776)	0
Repayment of debt	(114,000)	(14,500)	(46,000)	(10,380)	(380)
Purchase of shares and net exercise of stock options	(920)	0	0	0	0
Cash distribution to stockholders	0	0	0	(117,361)	(5,071)
Stockholder contribution	0	0	0	0	6,120
Net cash provided by (used for) financing activities	108,373	5,575	(16,315)	16,816	20,343
Net increase in cash and cash equivalents	136,339	11,144	64,925	7,387	25,663
Beginning of year	101,410	36,485	36,485	29,098	3,435
End of period	237,749	47,629	101,410	36,485	29,098
Supplementary cash flow disclosure:
Cash paid for Interest	1,853	3,508	4,904	284	31
Income taxes	18,139	2,831	2,831	31,317	10,280
Non-cash investing and financing activities:
Accretion of preferred stock dividends	0	0	0	4,207	3,432
Conversion of preferred stock to common stock	77,232	0	0	11,569	0
Purchases of property and equipment included in accounts payable and accrued expenses	1,983	2,260	2,937	4,621	785
Vesting of shares related to restricted stock and early exercise of common stock options	205	283	379	201	0
Preferred stock dividend to common stockholders	0	0	0	0	67,995
Notes payable and stock options assumed in acquisition of CineForm	0	0	0	0	1,099
Retirement of common stock	1,176	241	242	0	0
Reclass of deferred offering costs to additional paid-in capital	6,166	0	0	0	0
Deferred offering costs not yet paid	$ 814	$ 0	$ 490	$ 0	$ 0